CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)		$ 177,215	$ 36,299	$ (8,839)
Non-cash items included in net income (loss):
Depreciation and amortization	[1]	100,702	102,677	118,281
Impairment loss		754	54,958	6,808
Stock-based compensation charges		22,965	22,680	16,593
Loss from investments in Unconsolidated Affiliates		14,228	4,090	21,486
Pension (gain) expense		(4,542)	(3,228)	19,821
Debt issuance cost amortization		13,264	13,141	12,767
Other non-cash items		654	(16,280)	19,948
Changes in operating assets and liabilities that provided (used) cash:
Accounts receivable		90,802	(89,776)	(82,697)
Contracts in progress, net of Advance billings on contracts		(449,841)	144,412	(113,338)
Accounts payable		105,383	(101,845)	78,646
Accrued and other current liabilities		60,908	(37,064)	(33,969)
Other assets and liabilities, net		3,312	48,115	(235)
Total cash provided by operating activities		135,804	178,179	55,272
Cash flows from investing activities:
Purchases of property, plant and equipment	[2]	(118,811)	(228,079)	(102,851)
Proceeds from asset dispositions		56,371	2,366	10,724
Investments in Unconsolidated Affiliates		(2,769)	(5,093)	(7,038)
Other investing activities				3,593
Total cash used in investing activities		(65,209)	(230,806)	(95,572)
Cash flows from financing activities:
Repayment of debt		(234,799)	(103,020)	(26,938)
Payment of debt issuance cost		(21,250)	(8,730)	(170)
Acquisition of Noncontrolling interest		(10,652)		(24)
Repurchase of common stock		(7,204)	(4,022)	(1,038)
Dividends paid to Noncontrolling interest		(902)
Total cash used in financing activities		(274,807)	(115,772)	(28,170)
Effects of exchange rate changes on cash, cash equivalents and restricted cash		71	(913)	(2,779)
Net decrease in cash, cash equivalents and restricted cash		(204,141)	(169,312)	(71,249)
Cash, cash equivalents and restricted cash at beginning of period		612,333	781,645	852,894
Cash, cash equivalents and restricted cash at end of period		408,192	612,333	781,645
Cash paid during the period for:
Income taxes, net of refunds		44,821	37,710	40,560
Cash paid for interest, net of amounts capitalized		49,636	46,693	40,690
Supplemental Disclosure of Noncash Investing Activities:
Non-cash purchase (sale) of investments in unconsolidated affiliates			(12,377)	$ 2,396
Supplemental Disclosure of Noncash Financing Activities:
Vendor equipment financing		15,686
Note payable in connection with noncontrolling interest distribution		$ (5,000)	5,000
Non-cash acquisition of noncontrolling interest			$ 17,779

[1]	Depreciation and amortization expense associated with our marine vessels is included in the respective segments in which the vessels were located as of reporting date.
[2]	Liabilities associated with assets acquired during 2017, 2016 and 2015 was approximately $8 million as of both December 31, 2017 and 2016 and approximately $11 million as of December 31, 2015.